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                                             State Street Bank and Trust Company
                                                                       Tim Walsh
                                                2 Avenue de Lafayette, 6th Floor
                                                                Boston, MA 02111
                                                                    617-662-0835
                                                              617-662-3805 (fax)

February 4, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
100 F. Street, N.E.
Washington, D.C.  20549

Re:   Holland Series Fund, Inc. - File Nos. 33-95026 and 811-9060 (the
      "Registrant")

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Registrant does not differ from that which was contained in Post-Effective Amendment No. 14 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on January 29, 2008 (Accession Number 0000950135-08-000389).

If you have any questions concerning this filing, please call me directly at
(617) 662-0835.

Sincerely,

/s/Tim Walsh
------------
Tim Walsh
Vice President and Counsel

cc:   T. Diggins, Esq.